Income Taxes (Details) - Schedule of provision (benefit) for income taxes - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Federal
Deferred tax asset	$ 4,029,359	$ 3,427,761
Valuation allowance	(4,029,359)	(3,427,761)
Total deferred tax provision